Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 2,948	$ 2,948
Statement [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock par value	$ 0.01	$ 0.01
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	454,864,321	432,654,477
Common stock shares outstanding	454,864,321	432,654,477
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	21,000,000	21,000,000
Series A Preferred Stock [Member]
Statement [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0